Goodwill and Intangible Assets - Narrative (Details) $ in Thousands	8 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)
Goodwill [Line Items]
Number of reportable segments | segment	1
Goodwill (note 6)	$ 2,426	$ 2,426
Disposal Group, Including Discontinued Operation, Goodwill		5,600
Disposal Group, Including Discontinued Operation, Intangible Assets		$ 6,900